Other Operating Income And Expenses - Schedule of Other Operating Expenses (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	[1]	€ (2,476)	€ (1,977)	[2]
Other operating income	[1]	533	563	[2]
Other operating income/(expenses), net related to Regeneron		(2,261)	(1,745)
Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(2,327)	(1,837)
Monoclonal Antibodies Alliance | Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(2,475)	(1,934)
Monoclonal Antibodies Alliance | Additional share of profit paid by Regeneron towards development costs
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		494	389
Monoclonal Antibodies Alliance | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(346)	(292)
Other (mainly Zaltrap and Libtayo)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses		66	92
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		€ 70	€ 96

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.